Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Discretionary Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Consumer Discretionary Index ETF
Bar Chart Table:
Annual Return 2014	9.32%
Annual Return 2015	6.39%
Annual Return 2016	6.64%
Annual Return 2017	22.78%
Annual Return 2018	(0.74%)
Annual Return 2019	27.53%
Annual Return 2020	49.33%
Annual Return 2021	24.34%